REVENUE	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Disaggregation of Revenue
The following tables presents the disaggregation of revenue by reportable segment and type of service (in thousands):

	Three Months Ended June 30, 2021
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Three Months Ended June 30, 2021
Net revenue:
Customer acquisition	$57,955	$57,763	$—	$(14,476)	$101,242
Managed services	1,921	—	1,109	—	3,030
Software services	—	—	807	—	807
Total Net revenue	$59,876	$57,763	$1,916	$(14,476)	$105,079
	Three Months Ended June 30, 2020
Three Months Ended June 30, 2020	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Net revenue:
Customer acquisition	$40,185	$35,218	$—	$(6,636)	$68,767
Managed services	5,189	—	449	—	5,638
Software services	—	—	791	—	791
Total Net revenue	$45,374	$35,218	$1,240	$(6,636)	$75,196

	Six Months Ended June 30, 2021
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Six Months Ended June 30, 2021
Net revenue:
Customer acquisition	$111,009	$107,022	$—	$(25,127)	$192,904
Managed services	5,046	—	2,325	—	7,371
Software services	—	—	1,607	—	1,607
Total Net revenue	$116,055	$107,022	$3,932	$(25,127)	$201,882

	Six Months Ended June 30, 2020
Six Months Ended June 30, 2020	Brand Direct	Marketplace	Other	Intercompany eliminations	Total

Net revenue:
Customer acquisition	78,637	69,396	—	(10,246)	137,787
Managed services	7,638	—	899	—	8,537
Software services	—	—	1,600	—	1,600
Total Net revenue	$86,275	$69,396	$2,499	$(10,246)	$147,924
Contract balances
As of June 30, 2021 and December 31, 2020, the balance of deferred revenue was $1.2 million and $1.7 million, respectively, and recorded within Accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets. We expect the majority of the deferred revenue balance at June 30, 2021 to be recognized as revenue during the following quarter. For the three and six months ended June 30, 2021, we recognized revenue of $1.1 million and $2.8 million, respectively, that was previously recorded as a contract liability within “Accrued expenses and other current liabilities” on the unaudited condensed consolidated balance sheets.
As of June 30, 2021 and December 31, 2020, unbilled revenue included in accounts receivable was $2.2 million and $1.8 million, respectively. Substantially all amounts included within the unbilled revenue balance are invoiced to customers within the month directly following the period of service.